Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Taxes
Income Taxes

9.             Income Taxes

The Company has not recorded a current or deferred tax provision for the three or six months ended June 30, 2015 or 2014 due to the Company’s net losses and the uncertainty of realization of any related tax benefit in the future.   Due to the full valuation allowance on the Company’s net deferred tax assets, there was no deferred tax benefit or provision recorded as a result of the tax status conversion from an S corporation to a C corporation effective January 1, 2014.

The Company recognizes tax liabilities for uncertain income tax positions based on management’s estimate of whether it is more likely than not that additional taxes will be required.  The Company had no uncertain tax positions as of June 30, 2015 or December 31, 2014.  It is the Company’s practice to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.  The Company does not expect any material changes in unrecognized tax positions over the next twelve months.

9.             Income Taxes

The Company has not recorded a current or deferred tax provision for the year ended December 31, 2014 due to the Company’s net losses and the uncertainty of realization of any related tax benefit in the future.   The Company did not record any tax provision for the year ended December 31, 2013 as the Company was an S Corporation and therefore did not pay corporate income taxes. Due to the full valuation allowance on the Company’s net deferred tax assets, there was no deferred tax benefit or provision recorded as a result of the tax status conversion.

A reconciliation of our statutory tax expense (benefit) to our actual tax expense (benefit) is as follows:

December 31,
2014
Federal statutory rate at 34 percent	$(5,341,000)
State taxes, net of federal tax expense (benefit)	(440,000)

Nondeductible interest	750,000
Stock-based compensation	67,000
Nondeductible acquisition costs	34,000
Nondeductible meals & entertainment	27,000
Change in valuation allowance	4,903,000

The components of our net deferred tax assets and liabilities are as follows:

December 31,
2014
Deferred Tax Assets:
Non-Current:
Net operating loss carry forward	$4,396,000
Definite-lived intangibles	142,000
Non-qualified stock-based compensation	293,000

Current:
Accounts receivable allowance	9,000
Accrued expenses	72,000
Gross deferred tax assets	4,912,000

Deferred Tax Liabilities:
Non-Current:
Amortization of indefinite-lived intangible	(4,000)
Property, plant and equipment	(28,000)
Gross deferred tax liabilities	(32,000)
Net deferred tax assets before valuation allowance	4,880,000
Less: valuation allowance	(4,880,000)
Total net deferred tax asset (liability)	$-

The valuation allowance for net deferred tax assets as of December 31, 2014 was $4,880,000.  In assessing the need for a valuation allowance, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

As of December 31, 2014 the Company had approximate Federal NOL carryforwards of $11,818,000 and various state NOL carryforwards of $6,886,000.  The loss carryforwards for federal tax purposes will expire beginning in 2030.  The expiration of the statute of limitations related to the state NOL carryforwards varies by state.  The Company is subject to income taxes in the U.S. federal and various state jurisdictions.  We are generally subject to U.S. federal and state tax examinations for all years after 2010.

Section 382 of the U.S. Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that might be used to offset taxable income when a corporation has undergone significant changes in stock ownership.  During 2014 the Company has had significant equity transactions resulting from the reverse merger, IPO, and debt-to-equity conversions.  The Company has not yet completed a Section 382 analysis of the net operating loss carryforwards.  Consequently, the Company’s NOL carryforwards may be subject to annual limitations under Section 382.

The Company recognizes tax liabilities for uncertain income tax positions based on management’s estimate of whether it is more likely than not that additional taxes will be required.  The Company had no uncertain tax positions as of December 31, 2014. It is the Company’s practice to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.  The Company does not expect any material changes in unrecognized tax positions over the next twelve months.

The Company has not recorded a current or deferred tax provision for the years ended December 31, 2014 and 2013 respectively. The change in tax status did not impact the deferred tax provision due to the valuation allowance on our net deferred tax assets.  In addition, separate state tax information has not been presented as it is considered not material.